Other Long-Term Liabilities	12 Months Ended
Apr. 28, 2018
Other Long-Term Liabilities
5.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent, long-term insurance liabilities, asset retirement obligations and tax liabilities and reserves. The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities also include store closing expenses, long-term deferred revenues and a health care and life insurance plan for certain retired employees. The Company had the following other long-term liabilities at April 28, 2018 and April 29, 2017:

	April 28, 2018	April 29, 2017
Deferred rent	$50,720	$59,142
Insurance liabilities	12,589	14,225
Asset retirement obligations	11,629	11,482
Tax liabilities and reserves	5,124	8,711
Other	4,209	5,751

Total other long-term liabilities	$84,271	$99,311